Biological assets, net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Biological assets, net
Biological assets	$ 9,974,920	$ 9,594,298
Accumulated amortization	(641,704)	(406,658)
Total	$ 9,333,216	$ 9,187,640